INVESTMENTS (SCHEDULE OF REALIZED GAIN (LOSS) ON INVESTMENTS) (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Investment [Line Items]
Other than Temporary Impairment Losses, Investments	$ (27.3)	$ (11.6)	$ (37.8)
Other than Temporary Impairment Losses, Investments, Portion in Other Comprehensive Loss, before Tax, Including Portion Attributable to Noncontrolling Interest, Available-for-sale Securities	0	0	0
Other than Temporary Impairment Losses, Investments, Portion Recognized in Earnings, Net, Available-for-sale Securities	(27.3)	(11.6)	(37.8)
Gain (Loss) on Investments	36.7	33.4	81.1
Total fixed maturities, available for sale [Member]
Investment [Line Items]
Available-for-sale Securities, Gross Realized Gains	64.4	57.7	115.4
Available-for-sale Securities, Gross Realized Losses	(13.0)	(11.4)	(15.4)
Other than Temporary Impairment Losses, Investments	0	(7.1)	(1.0)
Other than Temporary Impairment Losses, Investments, Portion in Other Comprehensive Loss, before Tax, Including Portion Attributable to Noncontrolling Interest, Available-for-sale Securities	0	0	0
Other than Temporary Impairment Losses, Investments, Portion Recognized in Earnings, Net, Available-for-sale Securities	0	(7.1)	(1.0)
Gain (Loss) on Investments	51.4	39.2	99.0
Equity Securities [Member]
Investment [Line Items]
Gain (Loss) on Investments	10.1	4.8	0.1
Mortgage Loan [Member]
Investment [Line Items]
Gain (Loss) on Investments	(0.1)	(1.1)	(3.7)
Impairments of Mortgage Loans And Other Investments [Member]
Investment [Line Items]
Gain (Loss) on Investments	(27.3)	(4.5)	(36.8)
Other Securities [Member]
Investment [Line Items]
Gain (Loss) on Investments	2.6	(5.0)	22.5
Investments [Member]
Investment [Line Items]
Increase (decrease) in trading securities	$ 7.8	$ (3.0)	$ 20.1